Share Based Compensation - Information per Grant Date (Table) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total shares granted	324,000
Grant date fair value	$ 5.489
April 19, 2011
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Final Vesting date	Apr. 19, 2014
Total shares granted	100,000
Grant date fair value	$ 11.05
July 14, 2011
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Final Vesting date	Apr. 19, 2014
Total shares granted	8,000
Grant date fair value	$ 10.735
December 5, 2011
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Final Vesting date	Dec. 31, 2014
Total shares granted	209,000
Grant date fair value	$ 10.23
January 2, 2012
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Final Vesting date	Dec. 31, 2014
Total shares granted	8,000
Grant date fair value	$ 8.66
February 3, 2012
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Final Vesting date	Dec. 31, 2014
Total shares granted	1,000
Grant date fair value	$ 8.275
November 14, 2012
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Final Vesting date	Dec. 31, 2014
Total shares granted	315,000
Grant date fair value	$ 5.345